SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
China					$ (761)	$ 292,891
Total current					(761)	292,891
Deferred:
China					1,858	(18,570)
Total deferred			$ 1,481	$ 1,419	1,858	(18,570)
Total income tax expense	$ 515	$ (322)	$ 5,879	$ 643	$ 1,097	$ 274,321